11. SECURED CONVERTIBLE DEBENTURE, NET OF DEBT DISCOUNT (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Secured Convertible Debenture Net Of Debt Discount Details 1
2015	$ 6,250
2016	3,604
Total	$ 9,854